UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2001
                 Check here if Amendment [ ]; Amendment Number:
                             -----------------------

                        This Amendment (Check only one.):
                                is a restatement.
                           adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Investor AB
Address:          Arsenalsgatan 8C, S-103, 32
                  Stockholm, Sweden

Form 13F File Number:  28-03431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   Mr. Michael Oporto                    Mr. Henry Gooss
Title:                  Attorney-in-Fact                      Attorney-in-Fact
Phone:                  (212) 515-9000                        (212) 515-9000

Signature, Place, and Date of Signing:

/s/  Michael Oporto              New York, New York               July 31, 2001
---------------------            ------------------               -------------
(Signature)                      (City, State)                    (Date)

/s/  Henry Gooss                 New York, New York               July 31, 2001
------------------               ------------------               -------------
(Signature)                      (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:



Number of Other Included Managers:

         5

Form 13F Information Table Entry Total:

         20

Form 13F Information Table Value Total:

         $5,950,730 (thousands)

List of Other Included Managers:

               Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. If there are no entries in this list, state "NONE" and omit the column headings and list entries.



No.            Form 13F File Number       Name
---            --------------------       ----
1.             Not Known                  Investor Trading AB
2.             Not Known                  Investor Growth Capital Limited
3.             Not Known                  Investor Group, LP
4.             Not Known                  Duba AB
5.             Not Known                  Investor Investment Novare Limited

                                                         Investor AB
                                                           Form 13F
                                                 Quarter ended June 30, 2001

--------------------- ----------- ------------ ---------- ----------- ---- --  --------- -------- -------------------------
                      Title of                 Value      Shares/     Sh/  Put Invstmt   Other        Voting Authority
Name of Issuer        Class       CUSIP        (x$10.00)  Prn Amt     Prn  Cal Dscretn   Managers    Sole    Shared  None
--------------------- ----------- ------------ ---------- ----------- ---- --  --------- -------- -------------------------
--------------------- ----------- ------------ ---------- ----------- ---- --  --------- -------- ---------- ------ -------
Aktiebolagett         Spons ADR   010198208      289,037  10,430,800  SH      Sole               10,430,800
Electrolux
--------------------- ----------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
--------------------- ----------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
Aktiebolagett         Spons ADR   010198208        1,843      66,500  SH      Defined      1         66,500
Electrolux
--------------------- ----------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
--------------------- ----------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
Amkor Technology      COM         031652100       22,100   1,000,000  SH      Defined      2      1,000,000
Inc.
--------------------- ----------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
--------------------- ----------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
Astrazeneca PLC       Spons ADR   046353108    4,445,262  95,085,810  SH      Sole               95,085,810
--------------------- ----------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
--------------------- ----------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
Axcan Pharma Inc.     COM         054923107       38,333   3,333,334  SH      Defined    2, 3     3,333,334
--------------------- ----------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
--------------------- ----------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
Barrick Gold Corp.    COM         067901108        7,575     500,000  SH      Defined      1        500,000
--------------------- ----------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
--------------------- ----------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
Bristol Myers         COM         110122108        1,046      20,000  SH      Defined      1         20,000
--------------------- ----------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
--------------------- ----------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
Cisco Systems, Inc.   COM         17275R102          717      39,421  SH      Sole                   39,421
--------------------- ----------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
--------------------- ----------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
Cisco Systems, Inc.   COM         17275R102          728      40,000  SH      Defined      1         40,000
--------------------- ----------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
--------------------- ----------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
Edison Schools, Inc.  CL A        281033100       45,230   1,980,286  SH      Defined      4      1,980,286
--------------------- ----------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
--------------------- ----------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
Ericsson L M Tel.     ADR CL B    294821400      683,022  126,018,800 SH      Sole              126,018,800
Co.                   SEK10
--------------------- ----------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
--------------------- ----------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
Esperion              COM         29664R106        8,826     821,022  SH      Defined      5        821,022
Therapeutics Inc.
--------------------- ----------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
--------------------- ----------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
Intrabiotics          COM         46116T100        4,531   3,125,000  SH      Defined    2, 3     3,125,000
Pharmaceuticals
--------------------- ----------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
--------------------- ----------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
Intuitive Surgical    COM         46120E107       34,174   2,529,545  SH      Defined    2, 3     2,529,545
Inc.
--------------------- ----------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
--------------------- ----------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
Medtronic Inc.        COM         585055106       12,000     260,810  SH      Defined    2, 3       260,810
--------------------- ----------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
--------------------- ----------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
Merck & Co., Inc.     COM         589331107        1,278      20,000  SH      Defined      1         20,000
--------------------- ----------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
--------------------- ----------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
Metlife, Inc.         COM         59156R108       15,490     500,000  SH      Defined      1        500,000
--------------------- ----------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
--------------------- ----------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
Scania Aktiebolag     Spons ADR   806018107      299,905  16,661,380  SH      Sole               16,661,380
                      A
--------------------- ----------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
--------------------- ----------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
Scania Aktiebolag     Spons ADR   806018206       31,683   1,508,693  SH      Sole                1,508,693
                      B
--------------------- ----------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
--------------------- ----------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
SKF AB                Spons ADR   784375404        7,950     500,000  SH      Defined      1        500,000
--------------------- ----------- ------------ ---------- ----------- ---- -- --------- -------- ---------- ------ -------
--------------------- ----------- ------------ ---------- -------- -------------------------------------------------------

REPORT SUMMARY        20 DATA
                      RECORDS                  5,950,730           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
--------------------- ----------- ------------ ---------- -------- -------------------------------------------------------
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